Investments	6 Months Ended
Jun. 30, 2026
Investments [Abstract]
Investments
5.	Investments

The following tables outline changes in investments during the period ended June 30, 2026:

			Balance at December 31, 2025	Additions	Disposals	Change in fair value through profit or loss	Effects of foreign exchange	Balance at June 30, 2026
Entity	Instrument	Note	$	$	$	$	$	$
A2ZCryptoCap Inc.	Shares	(i)	3,794	-	-	1,273	-	5,067
Royal Bank of Canada	GIC	(ii)	21,889	-	-	-	(777)	21,112
Gamestop	Shares	(iii)	40,158	-	-	4,002	-	44,160
Genius Group Ltd	Shares	(iv)	21,906	-	(12,407)	(9,499)	-	-
JZR Gold	Warrants	(v)	371,333	-	-	(267,833)	-	103,500
SLV	Shares	(vi)	-	50,855	-	(13,986)	-	36,869
			459,080	50,855	(12,407)	(286,043)	(777)	210,708
							Current	210,708
								-
							Non-current	210,708

(i)	On June 23, 2022, the Company acquired 80,000 shares of A2ZCryptoCap Inc. for C$0.10 per share. As at June 30, 2026, the fair value of the shares was determined based on the quoted market price of the shares of C$0.09 per share (December 31, 2025 – C$0.065).

ii)	During the year ended December 31, 2024, the Company purchased four GICs for a total amount of C$4,030,000 from RBC with maturity dates ranging from February 14, 2025, to September 12, 2025. The GICs pay variable interest ranging from 4.20% to 4.95% per annum. As of June 30, 2026, the total balance outstanding was C$30,000 (December 31, 2025 – C$30,000) as three GICs out of the four were effectively redeemed during the year ended December 31, 2024.

iii)	On July 18, 2025, the Company purchased 2,000 shares of GameStop Corp. (NYSE: GME) for a total amount of $48,516 (C$66,561) for $23.55 per share. As at June 30, 2026, the fair value of the shares was determined based on the quoted market price of $22.08 per share resulting in a gain on change in fair value of $4,002 for the six months ended June 30, 2026.

iv)	On July 25, 2025, the Company purchased 40,000 shares of Genius Group Limited (AMEX: GNS) for a total amount of $49,009 (C$67,237) for a weighted average price of $1.20 per share. On July 28, 2025, the Company sold 1,871 shares of GNS for a total amount of $2,217 (C$3,043). During the six months ended June 30, 2026, the remaining 38,129 shares valued at $12,407 prior to sale, were sold for total proceeds of $12,428, resulting in a realized gain on sale of investments of $21.

v)	On July 22, 2025, the Company acquired 1,666,667 units at a price of C$0.30 per unit of JZR Gold Inc (“JZR”) for $364,800 (C$500,000). Each unit is comprised of one common share in the capital of JZR and one non-transferable common share purchase warrant to acquire one common share at a price of C$0.40 per warrant share.

●	The Company sold 1,666,667 common shares on December 10, 2025, with a fair value of $283,097 (C$391,667), for total proceeds of $458,290, resulting in a realized gain on sale of investments of $175,194. As of June 30, 2026, there were no outstanding shares.

●	The 1,666,667 associated warrants, valued at $150,639 on acquisition date using the Black Scholes model, had a fair value of $103,500 as at June 30, 2026, resulting in a loss on change in fair value of $267,833 and for the six months ended June 30, 2026.

The fair value of the warrants was determined using the Black-Scholes option pricing model and the following assumptions as at the following dates:

	July 22, 2025	December 31, 2025	June 30, 2026
Share price (CDN)	$0.460	$0.465	$0.255
Exercise price	$0.29	$0.29	$0.28
Expected dividend yield	-	-	-
Risk free interest rate	2.78%	2.55%	2.71%
Expected life	2.00	1.56	1.06
Expected volatility	135.64%	140.17%	117.71%

(vi) On April 16, 2026, the Company purchased 700 shares of iShares Silver Trust (“SLV”) for a total amount of $50,855 for $72.65 per share. As at June 30, 2026, the fair value of the shares was determined based on the quoted market price of $52.67 per share resulting in a loss on change in fair value of $13,986 for the six months ended June 30, 2026.